Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2020
Related Party Transactions [Abstract]
Schedule of Related Party Transactions [Table Text Block]
The Group had the following related party transactions:

	For the years ended December 31,
	2018	2019	2020
	RMB	RMB	RMB	US$
				(Note 2)
Rent Payment:
William Wei Cao	500	—	—	—
Payment for in-licensing arrangement
Unitex Capital Ltd (a)	—	1,358	—	—
Payment for professional service fee
Unitex Capital Ltd (b)	—	—	2,631	381